Dechert LLP
2010 Main Street, Suite 500
Irvine, CA  92614
Telephone: (949) 442-6000
Fax: (949) 442-6010

November 4, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	PIMCO Equity Series (the “Trust”)
(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from those contained in Post-Effective Amendment No. 12, which was filed on October 28, 2011, and (ii) the text of Post-Effective Amendment No. 12 was filed electronically on October 28, 2011.

Please do not hesitate to contact the undersigned at (949) 442-6007 if you have any questions regarding this certification.

Sincerely,

/s/ Matthew V. Curtin

Matthew V. Curtin

cc:	J. Stephen King, Jr.
Ryan Leshaw
Douglas P. Dick